SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023
Accounting Policies [Abstract]
Advertising costs	$ 434,800	$ 159,200	$ 608,600	$ 177,600	$ 13,360	$ 483,500
Deferred tax assets valuation allowance	$ 2,599,000		$ 2,599,000		$ 281,000	$ 1,971,000
Effective tax rate				0.00%	0.00%	0.00%
Federal statutory rate				21.00%	21.00%	21.00%